Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000031492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Clipper Fund
Average Annual Return, Percent		29.45%	11.94%	10.17%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		24.56%	15.03%	12.85%